Redeemable Convertible Preferred Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Jasper Therapeutics, Inc. [Member]
Redeemable Convertible Preferred Stock (Tables) [Line Items]
Schedule of redeemable convertible preferred stock
	December 31, 2020
	Shares Authorized	Shares Issued and Outstanding	Aggregate Liquidation Preference	Net Carrying Value
Series A-1 redeemable convertible preferred stock	69,136,657	54,820,496	$41,165	$42,978
Series A-2 redeemable convertible preferred stock	100	100	—	862
Total redeemable convertible preferred stock	69,136,757	54,820,596	$41,165	$43,840
	June 30, 2021
	Shares Authorized	Share Issued and Outstanding	Aggregate Liquidation Preference	Net Carrying Value
Series A-1 redeemable convertible preferred stock	69,136,657	69,136,642	$51,915	$65,387
Series A-2 redeemable convertible preferred stock	100	100	—	862
Total redeemable convertible preferred stock	69,136,757	69,136,742	$51,915	$66,249

	December 31, 2019
	Shares Authorized	Shares Issued and Outstanding	Aggregate Liquidation Preference	Net Carrying Value
Series A-1 redeemable convertible preferred stock	69,136,657	39,859,117	$29,930	$24,974
Series A-2 redeemable convertible preferred stock	100	100	—	862
Total redeemable convertible preferred stock	69,136,757	39,859,217	$29,930	$25,836
	December 31, 2020
	Shares Authorized	Shares Issued and Outstanding	Aggregate Liquidation Preference	Net Carrying Value
Series A-1 redeemable convertible preferred stock	69,136,657	54,820,496	$41,165	$42,978
Series A-2 redeemable convertible preferred stock	100	100	—	862
Total redeemable convertible preferred stock	69,136,757	54,820,596	$41,165	$43,840